Rule 497 (k)
                                                             File No. 333-184918


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First Trust Alternative Absolute Return Strategy ETF
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SUMMARY PROSPECTUS:            TICKER:              EXCHANGE:
May 13, 2016                   FAAR                 The Nasdaq Stock Market LLC
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Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at http://www.ftportfolios.com/retail/ETF/ETFfundnews.aspx?Ticker=FAAR. You can also get this information at no cost by calling (800) 621-1675 or by sending an e-mail request to info@ftportfolios.com. The Fund's prospectus and statement of additional information, both dated May 13, 2016, are all incorporated by reference into this Summary Prospectus.

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INVESTMENT OBJECTIVE

The First Trust Alternative Absolute Return Strategy ETF (the "Fund") seeks to provide investors with long-term total return.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (Load) Imposed on Purchases (as a percentage of offering price)           None
--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                                           0.95%
     Distribution and Service (12b-1) Fees(1)                                                  0.00%
     Total Other Expenses(2)                                                                   0.00%
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     Total Annual Fund Operating Expenses                                                      0.95%
========================================================================================================

(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 12, 2018.
(2) "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.





FIRST TRUST EXCHANGE-TRADED FUND VII                                 FIRST TRUST
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


EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 12, 2018, and thereafter at 1.20% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR              3 YEARS
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                          $97                 $330
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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or through the Subsidiary, as defined below, when it buys and sells Commodity Futures, as defined below (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund that seeks to achieve long-term total return through long and short investments in exchange-traded commodity futures contracts ("Commodity Futures") through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Fund will not invest directly in Commodity Futures. The Fund expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's investment advisor.

The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity Futures. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodity Futures. Except as otherwise noted, for purposes of this prospectus, references to the Fund's investments include the Fund's indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary.

The Subsidiary's holdings will primarily consist of Commodity Futures, which are contractual agreements to buy or sell a particular commodity or financial instrument at a pre-determined price at a settlement date in the future. As the settlement date for a futures contract approaches, the Fund, through the Subsidiary, intends to sell the expiring contract and replace it with a similar contract with a more distant settlement date. This process is known as "rolling" and may be done frequently by the Fund throughout the year so as to maintain a fully invested position. This frequent buying and selling of Commodity Futures, in addition to attempts by the Fund to rebalance its exposure to various market sectors, may cause the Fund to experience higher levels of portfolio turnover.

The Fund, through the Subsidiary, engages in trading on commodity markets both inside and outside of the United States on behalf of the Fund. The Fund, through the Subsidiary, may invest in a range of Commodity Futures and markets as determined by the Fund's investment advisor from time to time.

The remainder of the Fund's assets will primarily be invested in: (1) U.S. government and agency securities with maturities of five years or less; (2) short-term repurchase agreements; (3) money market instruments; and (4) cash. The Fund uses such instruments as investments and to collateralize the Subsidiary's Commodity Futures exposure on a day-to-day basis.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved. The risks of the Fund will result from both the Fund's direct investments and its indirect investments made through the Subsidiary. Accordingly, the risks that result from the Subsidiary's activities will be described herein as the Fund's risks.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. The value of Commodity Futures typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

FOREIGN COMMODITY MARKETS RISK. Trading on commodity markets outside the United States is not regulated by any United States government agency and may involve certain risks not applicable to trading on United States exchanges. The Fund may not have the same access to certain trades as do various other participants in foreign markets. Furthermore, as the Fund determines its net assets in United States dollars, with respect to trading in foreign markets the Fund is subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls. Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

FREQUENT TRADING RISK. The frequent trading of futures contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund's performance.

FUTURES RISK. The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

GAP RISK. The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund invests in futures contracts, which may be less liquid than other types of investments. The illiquidity of futures contracts could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. INVESTMENT RISK. Transactions on non-U.S. exchanges present risks because they may not be subject to the same degree of regulation as their U.S. counterparts.

PORTFOLIO TURNOVER RISK. The Subsidiary's higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REGULATORY RISK. The Fund's investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK. The Fund may sell Commodity Futures short. A short futures position allows the seller to profit from a decline in the price of the underlying commodity to the extent such decline exceeds the transaction costs of the short position. Conversely, if the price of the underlying futures contract rises because of an increase in the price of the underlying commodity, the Fund will realize a loss on the transaction. The Fund bears the risk of unlimited loss on contracts it sells short, as the price at which the Fund would need to cover a short position could theoretically increase without limit.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

TAX RISK. The Fund intends to treat any income it may derive from Commodity Futures (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) received by the Subsidiary as "qualifying income" under the provisions of the Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies" ("RICs"), based on a tax opinion received from special counsel which was based, in part, on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this prospectus. If, at the end of that re-examination, the Internal Revenue Service changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

The Fund may invest a portion of its assets in equity repurchase agreements. Recent changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

VOLATILITY RISK. Frequent or significant short-term price movements could adversely impact the performance of the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund's significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a Commodities Futures may result in immediate and substantial losses to the Fund.

WHIPSAW MARKETS RISK. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. Such market conditions could cause substantial losses to the Fund.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

MANAGEMENT

      Investment Advisor

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      Portfolio Managers

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o John Gambla, CFA, FRM, PRM, Senior Portfolio Manager, Alternatives Investment Team of First Trust

        o Rob A. Guttschow, CFA, Senior Portfolio Manager, Alternatives Investment Team of First Trust

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust

        o   Jon C. Erickson, Senior Vice President of First Trust

        o David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust

        o   Roger F. Testin, Senior Vice President of First Trust

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as part of the portfolio management team of the Fund since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund will trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.




                                                                    FAARSP051316